Debt - Summary of Loan (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Loan balance	$ 0	$ 65,532
Outstanding principal	0	65,484
Notes Payable, Related Party
Debt Instrument [Line Items]
Loan balance	0	65,532
Accrued interest	$ 0	$ 48